Organization and description of business operations - Going concern, liquidity and capital resources (Details) - USD ($)			3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 02, 2022	Apr. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 01, 2022	Apr. 15, 2020
Organization And Description Of Business Operation
Revenue						$ 0		$ 0
Accumulated deficit			$ (28,519,368)		$ (28,519,368)	(28,519,368)		(18,938,249)	$ (8,709,278)
Net loss			$ (11,463,613)	$ (3,110,642)		(9,581,119)	$ (16,462,227)	(10,228,971)	(7,826,008)
Net cash used in operating activities						(3,004,175)	$ (4,264,250)	$ (5,512,639)	$ (2,348,822)
2022 Notes, net proceeds received						$ 1,240,970
Par value per share (in dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Net proceeds						$ 300,000
Series X preferred stock
Organization And Description Of Business Operation
Number of shares issued (in shares)	3,200
Par value per share (in dollars per share)	$ 0.0001									$ 0.0001
Purchase price per share (in dollars per share)	$ 100
Net proceeds	$ 300,000
2022 Notes
Organization And Description Of Business Operation
2022 Notes, principal balance			$ 1,500,000		$ 1,500,000	1,500,000
2022 Notes, original issue discount			$ 300,000		300,000	$ 300,000
2022 Notes, net proceeds received					$ 1,200,000
Subsequent event | 2022 Notes
Organization And Description Of Business Operation
2022 Notes, principal balance		$ 1,200,000
2022 Notes, original issue discount		100,000
2022 Notes, net proceeds received		$ 1,100,000